VAN KAMPEN UNIT TRUSTS, SERIES 630

               S&P Japan Enhanced Index Strategy Portfolio 2007-1

                        BRIC Opportunity Portfolio 2007-1

                Ardour Global Alternative Energy Portfolio 2007-1


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 14, 2006


   Notwithstanding anything to the contrary in the prospectus, the sole Record Date for the Portfolios set forth above is the 10th day of October 2007 and the sole Distribution Date is the 25th day of October 2007.


Supplement Dated:  February 26, 2007